RELATED PARTY TRANSACTIONS (Details) ¥ in Thousands	12 Months Ended
Dec. 31, 2019 CNY (¥)
Related Party Transactions
Amount due to related parties	¥ 11,988
STT Singapore DC Pte. Ltd.
Related Party Transactions
Commission income	624
Amount due to related parties	5,350
Billed on behalf of related parties	55,392
STT DEFU 2 Pte. Ltd.
Related Party Transactions
Commission income	332
Amount due to related parties	6,638
Billed on behalf of related parties	¥ 43,069